Condensed Consolidated Interim Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 37,279	$ 27,317
Amounts receivable	6,484	3,350
Amounts due from related parties	166	18
Taxes recoverable	704	195
Derivative asset	1,439	0
Prepaid expenses and other assets	2,569	2,278
Inventory	10,516	7,611
Total current assets	59,157	40,769
Exploration and evaluation assets	16,129	52,890
Plant, equipment and mining properties	95,566	53,801
Long-term investments	1,690	1,247
Other assets	2,138	4
Total assets	174,680	148,711
Current liabilities
Accounts payable and accrued liabilities	12,174	10,292
Taxes payable	3,413	3,125
Derivative liability	0	475
Current portion of finance lease obligations	2,671	1,476
Current portion of equipment loans	284	166
Total current liabilities	18,542	15,534
Finance lease obligations	2,219	960
Equipment loans	274	27
Reclamation provision	2,350	2,062
Deferred income tax liabilities	6,522	4,729
Total liabilities	29,907	23,312
EQUITY
Share capital	173,527	163,325
Equity reserves	10,706	11,529
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(4,521)	(6,035)
Accumulated deficit	(34,842)	(43,323)
Total equity	144,773	125,399
Total liabilities and equity	$ 174,680	$ 148,711